ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS - Disclosure of detailed information about assets and liabilities (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Apr. 15, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 01, 2021 CAD ($)	Dec. 01, 2021 ILS (₪)
CURRENT ASSETS:
Cash	$ 863		$ 1,813	$ 2,449	$ 13,903
Trade receivables	13,803		7,651
Other current assets	5,419		4,825
Inventory	3,215		9,976
Total current assets	23,364		24,265
NON-CURRENT ASSETS:
Property, plant and equipment, net	3,730		5,058
Right-of-use assets, net	451		1,307
Intangible assets, net	3,333		5,803
Goodwill	6,679		10,095
Total non-current assets	15,824		24,548
Total assets	39,188		48,813
CURRENT LIABILITIES:
Trade payables	11,159		9,223
Current maturities of operating lease liabilities	262		454
Total current liabilities	34,918		32,846
NON-CURRENT LIABILITIES:
Operating lease liabilities	171		815
Deferred tax liability, net	487		963
Total non-current liabilities	1,124		2,267
Total liabilities	36,042		35,113
Put option liability	$ 0		2,697
Oranim Plus Pharm LTD. [Member]
CURRENT ASSETS:
Cash		$ 346	308
Trade receivables		1,324	1,289
Other current assets		759	761
Inventory		837	725
Total current assets		3,266	3,083
NON-CURRENT ASSETS:
Property, plant and equipment, net		783	802
Right-of-use assets, net		533	565
Intangible assets, net		1,414	1,575
Goodwill		3,499	3,455
Total non-current assets		6,229	6,397
Total assets		9,495	9,480
CURRENT LIABILITIES:
Trade payables		1,597	1,477
Other current liabilities		166	230
Current maturities of operating lease liabilities		155	152
Total current liabilities		1,918	1,859
NON-CURRENT LIABILITIES:
Operating lease liabilities		372	406
Deferred tax liability, net		326	364
Total non-current liabilities		698	770
Total liabilities		2,616	2,629
Consideration transferred, acquisition-date fair value		2,172	2,097			$ 4,900	₪ 11,900
Put option liability		$ 1,973	$ 2,697